WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Warrants outstanding
Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 1-Jan-19	-	$-	-
Exercised	-	-	-
Granted	2,500,000-	8.00	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-19	2,500,000	$8.00	4.04
Exercised	-	-	-
Granted			-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-20	2,500,000	$8.00	3.04
Exercised	-	-	-
Granted	2,018,348	2.50	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-21	4,518,348	$5.54	3.07